Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Schedule Of Detailed Information About Other Long Term Liabilities [Abstract]
Disclosure Of Detailed Information About Other Non-Current Liabilities Explanatory

	Note	December 31, 2024	December 31, 2023
Equipment Facility	17(a)	$85,858	$27,158
Lease liabilities	18(b)	60,533	20,385
Provision for legal matters	33(a)	6,395	7,790
Cash-settled share-based payments	19(c)(i),(ii)	5,371	3,046
Other liabilities		13,320	13,156
		$171,477	$71,535

Disclosure of Reconciliation of Changes in Equipment Facility
The following is a reconciliation of the changes in the carrying amount of the Equipment Facility during the years ended December 31, 2024 and 2023 to cash flows arising from financing activities:

	Note	2024	2023
Balance – beginning of year(1)		$31,561	$9,601
Financing cash flows:
Draw downs		57,346	23,131
Repayments		(7,296)	(1,739)
Interest paid		(4,112)	(1,033)
Other changes:
Assumed on Greenstone Acquisition	5	19,730	—
Interest and accretion expense		7,494	2,058
Foreign exchange loss (gain)		3,146	(695)
Foreign currency translation		(3,687)	238
Balance – end of year including accrued interest		104,182	31,561
Less: Accrued interest(2)		(2,320)	(491)
Balance – end of year excluding accrued interest		$101,862	$31,070
(1)    Includes accrued interest.
(2)    Included in accounts payable and accrued liabilities.